Shareholders' Equity - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount			$ 100,000,000	$ 50,000,000	$ 100,000,000	$ 75,000,000
Purchase of treasury shares (in shares)	4,093,505	1,685,562
Common stock repurchased, average price per share	$ 32.68	$ 27.17
Purchase of treasury shares	$ 133,775,000	$ 45,789,000
Common stock repurchased program, amount remained available for repurchase	$ 67,680,000
Redemption description	Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share	$ 25.00
Preferred stock shares, liquidation preference per share	$ 25,000				$ 25,000
Cumulative unpaid preferred dividends	$ 854,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount							$ 25,000,000